Business Combination	12 Months Ended
Dec. 31, 2018
Business Combination
Business Combination

3. Business Combination

2016 Acquisition of Network Partner

In January 2016, the Group purchased the remaining 40% equity interest of Suzhou Zhongtong Express Ltd. ("Suzhou ZTO") that was previously accounted for under the equity method for cash consideration of RMB30,660 and equity consideration of 600,000 ordinary shares, determined to have a per share fair value of RMB50.11. The total consideration is RMB60,726, and the goodwill resulted from this acquisition is RMB65,892.

As a result of acquiring Suzhou ZTO, the Group's existing equity interests was remeasured to a fair value of RMB91,089, with the excess over the carrying amount recognized as gain on deemed disposal of equity method investment of RMB9,551 in the consolidated statement of comprehensive income for the year ended December 31, 2016. The acquisition of Suzhou ZTO was not material to the consolidated financial statements for the year ended December 31, 2016.

2017 Acquisition

In October 2017, the Group acquired the core business of  the China Oriental Express Co., Ltd. and its subsidiaries (the “COE Business"), a freight forwarding services provider in Hong Kong and Shenzhen, for cash consideration of HK$180,000 (approximate to RMB152,946). As a result of the acquisition, the Group recognized fixed assets of RMB17,123, intangible assets of RMB61,973, representing customer relations of the COE Business, and goodwill of RMB84,430. The unpaid balance in relation to the acquisition of COE Business was RMB 42,523 as of December 31, 2018 and has been recorded in acquisition consideration payable. The acquisition was not material to the consolidated financial statements for the year ended December 31, 2017, as such pro forma results of operations are not presented.